Loss per Share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Basic And Diluted [Line Items]
Net loss:	$ (9,901)	$ (66,529)	$ (36,649)
Accretion on convertible redeemable preferred shares to redemption value	0	0	(2,868)
Net loss attributable to ordinary shareholders	(9,901)	(66,529)	(121,551)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$ (9,901)	$ (66,529)	$ (121,551)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	67,590,078	65,199,459	49,054,201
Loss per share attributable to ordinary shareholders—basic and diluted	$ (0.15)	$ (1.02)	$ (2.48)
Series A Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value			$ (96)
Series B Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value			(540)
Series C Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value			(2,232)
Series C Preferred Shares | Upon Initial Public Offering
Earnings Per Share Basic And Diluted [Line Items]
Deemed dividend to Series C convertible redeemable preferred shares			$ (82,034)